Non-Controlling Interest in Versus LLC (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations [text block] [Abstract]
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary
	2020	2019	2018
Non-controlling interest percentage	33.2%	33.2%	58.7%
	($)	($)	($)
Assets
Current	1,012,081	103,398	72,222
Non-current	2,974,249	3,739,445	3,566,490
	3,986,330	3,842,843	3,638,712

Liabilities
Current	1,325,230	823,285	740,249
Non-current	22,510,724	17,851,531	11,059,323
	23,835,954	18,674,816	11,799,572
Net liabilities	(19,849,624)	(14,831,973)	(8,160,860)
Non-controlling interest	(7,547,035)	(6,024,450)	(5,893,609)
Loss and comprehensive loss	(4,586,099)	(6,671,113)	(7,766,709)
Loss and comprehensive loss attributed to non-controlling interest	(1,522,585)	(2,758,484)	(4,741,694)